UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Proxy Voting Results

Spartan® Short-Term Treasury Bond Index Fund

Spartan Intermediate Treasury Bond Index Fund

Spartan Long-Term Treasury Bond Index Fund

Semiannual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Short-Term Treasury Bond Index Fund
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Spartan Intermediate Treasury Bond Index Fund
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Spartan Long-Term Treasury Bond Index Fund
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period* March 1, 2015 to August 31, 2015
Spartan Short-Term Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 1,004.80	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,024.13	$ 1.02
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,005.30	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51
Spartan Intermediate Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 1,002.20	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,024.13	$ 1.02
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,002.70	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51
Spartan Long-Term Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 955.80	$ .98
HypotheticalA		$ 1,000.00	$ 1,024.13	$ 1.02
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 956.20	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2015
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	33.6	38.3
1 - 1.99%	42.2	35.8
2 - 2.99%	8.7	8.5
3 - 3.99%	10.8	11.9
4 - 4.99%	2.6	3.1
5 - 5.99%	0.0	0.5
7 - 7.99%	0.3	0.6
8 - 8.99%	1.3	0.9
9 - 9.99%	0.2	0.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2015
6 months ago
Years	2.8	2.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	2.6	2.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
U.S. Treasury Obligations 99.6%	U.S. Treasury Obligations 99.6%
Short-Term Investments and Net Other Assets (Liabilities) 0.4%	Short-Term Investments and Net Other Assets (Liabilities) 0.4%

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Obligations - 99.6%
U.S. Treasury Bonds:
7.5% 11/15/16	$ 2,590,000	$ 2,806,441
8.125% 8/15/19	1,169,000	1,474,675
8.5% 2/15/20	908,000	1,183,426
8.75% 5/15/17	2,207,000	2,508,092
8.75% 5/15/20	748,000	992,756
8.75% 8/15/20	1,519,000	2,038,882
8.875% 8/15/17	1,389,000	1,608,293
8.875% 2/15/19	1,963,000	2,475,066
9% 11/15/18	884,000	1,103,619
9.125% 5/15/18	473,000	576,444
U.S. Treasury Notes:
0.375% 10/31/16	7,054,000	7,043,899
0.5% 9/30/16	6,799,000	6,802,807
0.5% 11/30/16	6,558,000	6,555,521
0.5% 1/31/17	6,236,000	6,228,772
0.5% 2/28/17	5,660,000	5,650,933
0.5% 3/31/17	5,986,000	5,973,298
0.5% 4/30/17	6,037,000	6,021,280
0.5% 7/31/17	6,996,000	6,964,392
0.625% 10/15/16	6,944,000	6,956,027
0.625% 11/15/16	6,466,000	6,474,083
0.625% 12/15/16	6,422,000	6,428,358
0.625% 12/31/16	6,398,000	6,403,413
0.625% 2/15/17	6,370,000	6,371,739
0.625% 5/31/17	13,624,000	13,608,208
0.625% 6/30/17	6,141,000	6,132,605
0.625% 7/31/17	6,261,000	6,250,888
0.625% 8/31/17	9,969,000	9,945,762
0.625% 9/30/17	6,743,000	6,720,701
0.625% 11/30/17	7,687,000	7,644,360
0.625% 4/30/18	7,525,000	7,450,728
0.75% 1/15/17	6,856,000	6,871,268
0.75% 3/15/17	6,721,000	6,732,990
0.75% 6/30/17	7,833,000	7,837,794
0.75% 10/31/17	6,269,000	6,258,061
0.75% 12/31/17	6,737,000	6,714,458
0.75% 2/28/18	6,599,000	6,565,833
0.75% 3/31/18	5,876,000	5,841,878
0.75% 4/15/18	5,633,000	5,598,233
0.875% 9/15/16	6,636,000	6,665,205
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.875% 11/30/16	$ 7,566,000	$ 7,597,823
0.875% 12/31/16	7,796,000	7,827,979
0.875% 1/31/17	8,845,000	8,878,974
0.875% 2/28/17	7,235,000	7,262,319
0.875% 4/15/17	6,882,000	6,906,018
0.875% 4/30/17	7,944,000	7,969,754
0.875% 5/15/17	6,629,000	6,650,233
0.875% 6/15/17	6,543,000	6,562,256
0.875% 7/15/17	6,597,000	6,614,950
0.875% 8/15/17	6,683,000	6,697,622
0.875% 10/15/17	6,655,000	6,661,502
0.875% 11/15/17	5,632,000	5,634,495
0.875% 1/15/18	5,678,000	5,672,674
0.875% 1/31/18	4,784,000	4,777,896
0.875% 7/15/18	5,815,000	5,786,227
0.875% 7/31/19	3,512,000	3,444,594
1% 9/30/16	7,652,000	7,696,535
1% 10/31/16	8,491,000	8,539,424
1% 3/31/17	7,755,000	7,797,916
1% 9/15/17	6,492,000	6,520,740
1% 12/15/17	5,307,000	5,321,509
1% 2/15/18	5,700,000	5,708,014
1% 3/15/18	5,426,000	5,431,724
1% 5/15/18	5,345,000	5,342,980
1% 5/31/18	7,211,000	7,205,181
1% 8/15/18	5,749,000	5,739,267
1% 6/30/19	2,338,000	2,308,289
1% 8/31/19	3,773,000	3,714,341
1% 9/30/19	3,973,000	3,907,509
1% 11/30/19	5,324,000	5,224,521
1.125% 6/15/18	5,546,000	5,559,505
1.125% 5/31/19	3,125,000	3,103,556
1.125% 12/31/19	5,315,000	5,238,597
1.125% 3/31/20	4,038,000	3,967,755
1.125% 4/30/20	5,240,000	5,145,025
1.25% 10/31/18	7,281,000	7,302,712
1.25% 11/30/18	6,339,000	6,352,699
1.25% 1/31/19	5,494,000	5,497,291
1.25% 4/30/19	2,529,000	2,525,247
1.25% 10/31/19	2,973,000	2,951,630
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.25% 1/31/20	$ 7,614,000	$ 7,540,837
1.25% 2/29/20	4,680,000	4,627,593
1.375% 6/30/18	5,717,000	5,769,631
1.375% 7/31/18	6,734,000	6,792,135
1.375% 9/30/18	10,678,000	10,757,946
1.375% 11/30/18	2,860,000	2,878,619
1.375% 12/31/18	3,529,000	3,547,654
1.375% 2/28/19	5,487,000	5,508,860
1.375% 1/31/20	4,969,000	4,945,447
1.375% 2/29/20	7,936,000	7,900,145
1.375% 3/31/20	7,912,000	7,868,009
1.375% 4/30/20	8,246,000	8,194,677
1.375% 5/31/20	5,315,000	5,274,447
1.375% 8/31/20	8,530,000	8,462,468
1.5% 8/31/18	10,952,000	11,081,486
1.5% 12/31/18	7,302,000	7,369,697
1.5% 1/31/19	7,466,000	7,530,066
1.5% 2/28/19	7,858,000	7,921,029
1.5% 3/31/19	2,798,000	2,819,458
1.5% 5/31/19	7,897,000	7,945,535
1.5% 10/31/19	8,328,000	8,349,686
1.5% 11/30/19	8,418,000	8,438,170
1.5% 5/31/20	7,870,000	7,863,854
1.625% 3/31/19	7,479,000	7,567,133
1.625% 4/30/19	7,414,000	7,498,468
1.625% 6/30/19	7,590,000	7,667,676
1.625% 7/31/19	8,040,000	8,116,525
1.625% 8/31/19	7,677,000	7,748,273
1.625% 12/31/19	8,783,000	8,841,442
1.625% 6/30/20	7,662,000	7,692,127
1.625% 7/31/20	8,275,000	8,302,581
1.75% 10/31/18	2,597,000	2,645,930
1.75% 9/30/19	8,267,000	8,377,546
1.875% 8/31/17	6,620,000	6,762,396
1.875% 9/30/17	5,785,000	5,910,720
1.875% 10/31/17	5,535,000	5,656,726
1.875% 6/30/20	3,641,000	3,695,047
2% 7/31/20	5,314,000	5,422,358
2.125% 8/31/20	4,632,000	4,749,370
2.25% 11/30/17	5,478,000	5,646,191
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.25% 7/31/18	$ 2,486,000	$ 2,569,967
2.375% 7/31/17	5,188,000	5,348,641
2.375% 5/31/18	3,407,000	3,531,212
2.375% 6/30/18	3,454,000	3,581,142
2.5% 6/30/17	4,922,000	5,081,517
2.625% 1/31/18	3,668,000	3,817,108
2.625% 4/30/18	2,248,000	2,343,657
2.625% 8/15/20	8,330,000	8,735,979
2.75% 11/30/16	5,735,000	5,893,682
2.75% 5/31/17	4,882,000	5,055,985
2.75% 12/31/17	4,265,000	4,447,930
2.75% 2/28/18	3,187,000	3,327,677
2.75% 2/15/19	5,410,000	5,684,936
2.875% 3/31/18	3,884,000	4,071,725
3% 9/30/16	5,609,000	5,760,729
3% 2/28/17	5,328,000	5,517,879
3.125% 10/31/16	6,482,000	6,677,640
3.125% 1/31/17	6,367,000	6,592,252
3.125% 4/30/17	4,266,000	4,438,530
3.125% 5/15/19	7,374,000	7,854,844
3.25% 12/31/16	4,694,000	4,860,430
3.25% 3/31/17	5,209,000	5,421,835
3.375% 11/15/19	8,721,000	9,404,369
3.5% 2/15/18	5,533,000	5,876,074
3.5% 5/15/20	7,245,000	7,882,901
3.625% 8/15/19	6,516,000	7,078,005
3.625% 2/15/20	9,882,000	10,785,788
3.75% 11/15/18	6,303,000	6,820,451
3.875% 5/15/18	2,929,000	3,153,596
4% 8/15/18	3,536,000	3,841,164
4.25% 11/15/17	3,755,000	4,034,376
4.5% 5/15/17	3,069,000	3,268,844
4.625% 11/15/16	4,587,000	4,812,768
4.625% 2/15/17	3,727,000	3,943,147
4.75% 8/15/17	3,744,000	4,032,939
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $905,587,163)		907,766,148
Cash Equivalents - 0.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.15%, dated 8/31/15 due 9/1/15 (Collateralized by U.S. Government Obligations) # (Cost $2,902,000)	$ 2,902,012	$ 2,902,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $908,489,163)		910,668,148
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,191,050
NET ASSETS - 100%		$ 911,859,198
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,902,000 due 9/01/15 at 0.15%
Commerz Markets LLC	$ 2,902,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,902,000) - See accompanying schedule: Unaffiliated issuers (cost $908,489,163)		$ 910,668,148
Cash		647
Receivable for investments sold		32,443,198
Receivable for fund shares sold		1,941,789
Interest receivable		2,953,757
Total assets		948,007,539

Liabilities
Payable for investments purchased	$ 34,683,214
Payable for fund shares redeemed	1,279,153
Distributions payable	108,094
Accrued management fee	37,213
Other affiliated payables	40,667
Total liabilities		36,148,341

Net Assets		$ 911,859,198
Net Assets consist of:
Paid in capital		$ 908,492,198
Undistributed net investment income		596,517
Accumulated undistributed net realized gain (loss) on investments		591,498
Net unrealized appreciation (depreciation) on investments		2,178,985
Net Assets		$ 911,859,198

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2015 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($48,604,717 ÷ 4,646,196 shares)	$ 10.46

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($863,254,481 ÷ 82,518,229 shares)	$ 10.46

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Interest		$ 4,587,193

Expenses
Management fee	$ 216,105
Transfer agent fees	234,251
Independent trustees' compensation	1,714
Miscellaneous	643
Total expenses before reductions	452,713
Expense reductions	(27)	452,686
Net investment income (loss)		4,134,507
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		814,018
Change in net unrealized appreciation (depreciation) on investment securities		(592,388)
Net gain (loss)		221,630
Net increase (decrease) in net assets resulting from operations		$ 4,356,137

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,134,507	$ 7,051,865
Net realized gain (loss)	814,018	1,861,181
Change in net unrealized appreciation (depreciation)	(592,388)	(957,564)
Net increase (decrease) in net assets resulting from operations	4,356,137	7,955,482
Distributions to shareholders from net investment income	(3,962,349)	(6,489,394)
Distributions to shareholders from net realized gain	(567,680)	(2,411,582)
Total distributions	(4,530,029)	(8,900,976)
Share transactions - net increase (decrease)	72,603,352	78,036,011
Total increase (decrease) in net assets	72,429,460	77,090,517

Net Assets
Beginning of period	839,429,738	762,339,221
End of period (including undistributed net investment income of $596,517 and undistributed net investment income of $424,359, respectively)	$ 911,859,198	$ 839,429,738

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.48	$ 10.59	$ 10.63	$ 10.49	$ 10.45
Income from Investment Operations
Net investment income (loss) D	.045	.084	.081	.097	.127	.147
Net realized and unrealized gain (loss)	.005	.004	(.071)	(.007)	.193	.088
Total from investment operations	.050	.088	.010	.090	.320	.235
Distributions from net investment income	(.043)	(.076)	(.082)	(.097)	(.125)	(.152)
Distributions from net realized gain	(.007)	(.032)	(.038)	(.033)	(.055)	(.043)
Total distributions	(.050)	(.108)	(.120)	(.130)	(.180)	(.195)
Net asset value, end of period	$ 10.46	$ 10.46	$ 10.48	$ 10.59	$ 10.63	$ 10.49
Total ReturnB, C	.48%	.85%	.10%	.85%	3.07%	2.26%
Ratios to Average Net AssetsE
Expenses before reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.86%A	.80%	.77%	.91%	1.19%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,605	$ 32,619	$ 28,114	$ 37,739	$ 191,449	$ 254,081
Portfolio turnover rate	43%A	40%	47%	56%	57%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.48	$ 10.59	$ 10.63	$ 10.49	$ 10.45
Income from Investment Operations
Net investment income (loss) D	.050	.094	.091	.106	.137	.157
Net realized and unrealized gain (loss)	.005	.005	(.071)	(.006)	.193	.088
Total from investment operations	.055	.099	.020	.100	.330	.245
Distributions from net investment income	(.048)	(.087)	(.092)	(.107)	(.135)	(.162)
Distributions from net realized gain	(.007)	(.032)	(.038)	(.033)	(.055)	(.043)
Total distributions	(.055)	(.119)	(.130)	(.140)	(.190)	(.205)
Net asset value, end of period	$ 10.46	$ 10.46	$ 10.48	$ 10.59	$ 10.63	$ 10.49
Total ReturnB, C	.53%	.95%	.20%	.95%	3.17%	2.36%
Ratios to Average Net AssetsE
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.96%A	.90%	.87%	1.01%	1.29%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 863,254	$ 806,810	$ 734,225	$ 750,114	$ 594,116	$ 425,678
Portfolio turnover rate	43%A	40%	47%	56%	57%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2015
	% of fund's investments	% of fund's investments 6 months ago
1 - 1.99%	21.4	20.6
2 - 2.99%	69.2	66.8
3 - 3.99%	4.9	7.4
6 - 6.99%	0.9	0.6
7 - 7.99%	1.8	2.1
8 - 8.99%	1.3	2.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2015
6 months ago
Years	7.1	7.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	6.4	6.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
U.S. Treasury Obligations 99.5%	U.S. Treasury Obligations 99.5%
Short-Term Investments and Net Other Assets (Liabilities) 0.5%	Short-Term Investments and Net Other Assets (Liabilities) 0.5%

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
6.25% 8/15/23	$ 5,326,000	$ 6,975,814
6.875% 8/15/25	3,517,000	4,997,530
7.125% 2/15/23	3,757,000	5,109,032
7.25% 8/15/22	3,414,000	4,606,855
7.5% 11/15/24	3,442,000	4,987,134
7.625% 11/15/22	1,441,000	1,996,629
7.625% 2/15/25	2,859,000	4,199,156
7.875% 2/15/21	2,352,000	3,112,848
8% 11/15/21	6,907,000	9,418,164
8.125% 5/15/21	2,817,000	3,794,293
8.125% 8/15/21	2,715,000	3,690,809
U.S. Treasury Notes:
1.5% 1/31/22	22,928,000	22,383,460
1.625% 8/15/22	17,179,000	16,809,033
1.625% 11/15/22	26,893,000	26,249,397
1.75% 10/31/20	21,937,000	22,054,122
1.75% 2/28/22	22,649,000	22,437,843
1.75% 3/31/22	23,148,000	22,913,511
1.75% 4/30/22	21,806,000	21,570,059
1.75% 5/15/22	19,939,000	19,718,834
1.75% 5/15/23	39,983,000	39,086,501
1.875% 11/30/21	21,795,000	21,807,489
1.875% 5/31/22	22,207,000	22,130,075
1.875% 8/31/22	23,347,000	23,258,842
2% 9/30/20	15,869,000	16,166,956
2% 11/30/20	18,325,000	18,636,140
2% 2/28/21	19,242,000	19,521,105
2% 5/31/21	21,461,000	21,716,965
2% 8/31/21	23,337,000	23,569,156
2% 10/31/21	23,048,000	23,244,576
2% 11/15/21	32,548,000	32,804,836
2% 2/15/22	22,635,000	22,804,174
2% 7/31/22	23,083,000	23,181,888
2% 2/15/23	39,223,000	39,181,110
2% 2/15/25	50,694,000	49,748,760
2% 8/15/25	19,450,000	19,078,213
2.125% 1/31/21	19,598,000	20,024,159
2.125% 6/30/21	20,876,000	21,255,463
2.125% 8/15/21	31,535,000	32,090,962
2.125% 9/30/21	22,970,000	23,343,263
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.125% 12/31/21	$ 21,803,000	$ 22,124,376
2.125% 6/30/22	23,339,000	23,641,077
2.125% 5/15/25	50,722,000	50,267,632
2.25% 3/31/21	18,962,000	19,475,548
2.25% 4/30/21	20,474,000	21,009,313
2.25% 7/31/21	22,676,000	23,240,542
2.25% 11/15/24	51,628,000	51,833,686
2.375% 12/31/20	18,235,000	18,885,096
2.375% 8/15/24	52,291,000	53,121,643
2.5% 8/15/23	34,795,000	35,886,867
2.5% 5/15/24	50,351,000	51,742,198
2.625% 11/15/20	42,389,000	44,419,052
2.75% 11/15/23	44,242,000	46,467,904
2.75% 2/15/24	38,254,000	40,132,845
3.125% 5/15/21	23,356,000	25,076,076
3.625% 2/15/21	36,272,000	39,900,615
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,288,740,881)		1,306,899,626
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 8/31/15 due 9/1/15 (Collateralized by U.S. Government Obligations) # (Cost $6,301,000)	$ 6,301,026	6,301,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,295,041,881)		1,313,200,626
NET OTHER ASSETS (LIABILITIES) - 0.0%		(203,760)
NET ASSETS - 100%		$ 1,312,996,866
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$6,301,000 due 9/01/15 at 0.15%
Commerz Markets LLC	$ 6,301,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $6,301,000) - See accompanying schedule: Unaffiliated issuers (cost $1,295,041,881)		$ 1,313,200,626
Cash		663
Receivable for investments sold		57,140,067
Receivable for fund shares sold		2,097,250
Interest receivable		5,511,206
Total assets		1,377,949,812

Liabilities
Payable for investments purchased	$ 59,158,313
Payable for fund shares redeemed	5,538,077
Distributions payable	136,459
Accrued management fee	54,733
Other affiliated payables	65,364
Total liabilities		64,952,946

Net Assets		$ 1,312,996,866
Net Assets consist of:
Paid in capital		$ 1,291,567,969
Undistributed net investment income		2,621,237
Accumulated undistributed net realized gain (loss) on investments		648,915
Net unrealized appreciation (depreciation) on investments		18,158,745
Net Assets		$ 1,312,996,866

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

August 31, 2015 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($129,397,432 ÷ 11,812,851 shares)	$ 10.95

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($1,183,599,434 ÷ 108,049,241 shares)	$ 10.95

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Interest		$ 14,090,076

Expenses
Management fee	$ 326,177
Transfer agent fees	396,748
Independent trustees' compensation	2,579
Interest	200
Miscellaneous	954
Total expenses before reductions	726,658
Expense reductions	(101)	726,557
Net investment income (loss)		13,363,519
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,623,908
Change in net unrealized appreciation (depreciation) on investment securities		(13,402,504)
Net gain (loss)		(11,778,596)
Net increase (decrease) in net assets resulting from operations		$ 1,584,923

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,363,519	$ 24,606,111
Net realized gain (loss)	1,623,908	8,726,236
Change in net unrealized appreciation (depreciation)	(13,402,504)	22,905,735
Net increase (decrease) in net assets resulting from operations	1,584,923	56,238,082
Distributions to shareholders from net investment income	(12,840,920)	(23,128,933)
Distributions to shareholders from net realized gain	(7,303,998)	(3,094,049)
Total distributions	(20,144,918)	(26,222,982)
Share transactions - net increase (decrease)	137,124,588	125,442,963
Total increase (decrease) in net assets	118,564,593	155,458,063

Net Assets
Beginning of period	1,194,432,273	1,038,974,210
End of period (including undistributed net investment income of $2,621,237 and undistributed net investment income of $2,098,638, respectively)	$ 1,312,996,866	$ 1,194,432,273

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.09	$ 10.80	$ 11.34	$ 11.55	$ 10.61	$ 10.46
Income from Investment Operations
Net investment income (loss) D	.108	.227	.206	.225	.281	.305
Net realized and unrealized gain (loss)	(.084)	.305	(.461)	.134	1.097	.282
Total from investment operations	.024	.532	(.255)	.359	1.378	.587
Distributions from net investment income	(.103)	(.213)	(.201)	(.222)	(.276)	(.314)
Distributions from net realized gain	(.061)	(.029)	(.084)	(.347)	(.162)	(.123)
Total distributions	(.164)	(.242)	(.285)	(.569)	(.438)	(.437)
Net asset value, end of period	$ 10.95	$ 11.09	$ 10.80	$ 11.34	$ 11.55	$ 10.61
Total ReturnB, C	.22%	4.98%	(2.26)%	3.17%	13.15%	5.64%
Ratios to Average Net AssetsE
Expenses before reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.95%A	2.08%	1.89%	1.94%	2.50%	2.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 129,397	$ 148,250	$ 106,544	$ 132,004	$ 580,365	$ 1,589,271
Portfolio turnover rate	52%A	53%	46%	54%	76%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.09	$ 10.80	$ 11.34	$ 11.55	$ 10.61	$ 10.46
Income from Investment Operations
Net investment income (loss) D	.113	.238	.217	.233	.292	.316
Net realized and unrealized gain (loss)	(.083)	.305	(.461)	.137	1.098	.282
Total from investment operations	.030	.543	(.244)	.370	1.390	.598
Distributions from net investment income	(.109)	(.224)	(.212)	(.233)	(.288)	(.325)
Distributions from net realized gain	(.061)	(.029)	(.084)	(.347)	(.162)	(.123)
Total distributions	(.170)	(.253)	(.296)	(.580)	(.450)	(.448)
Net asset value, end of period	$ 10.95	$ 11.09	$ 10.80	$ 11.34	$ 11.55	$ 10.61
Total ReturnB, C	.27%	5.09%	(2.16)%	3.27%	13.26%	5.74%
Ratios to Average Net AssetsE
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.05%A	2.18%	1.99%	2.04%	2.59%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,183,599	$ 1,046,182	$ 932,430	$ 1,204,856	$ 633,577	$ 339,104
Portfolio turnover rate	52%A	53%	46%	54%	76%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2015
	% of fund's investments	% of fund's investments 6 months ago
2 - 2.99%	15.7	12.6
3 - 3.99%	47.6	47.3
4 - 4.99%	22.7	24.6
5 - 5.99%	5.9	6.3
6 - 6.99%	7.2	8.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2015
6 months ago
Years	25.0	25.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	17.2	17.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
U.S. Treasury Obligations 99.5%	U.S. Treasury Obligations 99.5%
Short-Term Investments and Net Other Assets (Liabilities) 0.5%	Short-Term Investments and Net Other Assets (Liabilities) 0.5%

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
2.5% 2/15/45	$ 61,130,000	$ 55,362,446
2.75% 8/15/42	34,551,000	33,145,569
2.75% 11/15/42	42,478,000	40,688,189
2.875% 5/15/43	60,550,000	59,403,667
2.875% 8/15/45	22,734,000	22,369,892
3% 5/15/42	22,687,000	22,892,590
3% 11/15/44	61,183,000	61,484,938
3% 5/15/45	61,139,000	61,572,048
3.125% 11/15/41	21,256,000	22,038,710
3.125% 2/15/42	26,369,000	27,298,771
3.125% 2/15/43	43,056,000	44,343,202
3.125% 8/15/44	61,207,000	63,036,844
3.375% 5/15/44	61,197,000	66,070,423
3.5% 2/15/39	17,798,000	19,744,194
3.625% 8/15/43	49,497,000	56,003,777
3.625% 2/15/44	60,883,000	68,837,425
3.75% 8/15/41	23,593,000	27,255,436
3.75% 11/15/43	60,497,000	70,014,263
3.875% 8/15/40	24,052,000	28,215,377
4.25% 5/15/39	17,316,000	21,454,697
4.25% 11/15/40	24,784,000	30,792,187
4.375% 2/15/38	9,475,000	11,980,939
4.375% 11/15/39	19,141,000	24,156,535
4.375% 5/15/40	27,013,000	34,113,772
4.375% 5/15/41	21,200,000	26,918,764
4.5% 2/15/36	21,535,000	27,729,392
4.5% 5/15/38	10,968,000	14,107,590
4.5% 8/15/39	18,299,000	23,489,914
4.625% 2/15/40	32,785,000	42,853,569
4.75% 2/15/37	7,344,000	9,773,447
4.75% 2/15/41	27,870,000	37,248,534
5% 5/15/37	9,127,000	12,561,508
5.25% 11/15/28	11,959,000	15,755,983
5.25% 2/15/29	8,925,000	11,769,844
5.375% 2/15/31	19,630,000	26,745,875
5.5% 8/15/28	9,502,000	12,755,694
6% 2/15/26	11,778,000	15,919,628
6.125% 11/15/27	14,229,000	19,912,447
6.125% 8/15/29	7,166,000	10,238,050
6.25% 5/15/30	11,695,000	17,064,654
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
6.375% 8/15/27	$ 5,767,000	$ 8,195,449
6.5% 11/15/26	7,249,000	10,267,904
6.625% 2/15/27	5,346,000	7,676,803
6.75% 8/15/26	5,342,000	7,669,942
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,336,676,162)		1,330,930,882
Cash Equivalents - 0.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 8/31/15 due 9/1/15 (Collateralized by U.S. Government Obligations) # (Cost $12,490,000)	$ 12,490,052	12,490,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,349,166,162)		1,343,420,882
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(5,587,483)
NET ASSETS - 100%		$ 1,337,833,399
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$12,490,000 due 9/01/15 at 0.15%
Commerz Markets LLC	$ 12,490,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $12,490,000) - See accompanying schedule: Unaffiliated issuers (cost $1,349,166,162)		$ 1,343,420,882
Cash		615
Receivable for investments sold		9,941,873
Receivable for fund shares sold		3,187,308
Interest receivable		7,193,462
Total assets		1,363,744,140

Liabilities
Payable for investments purchased	$ 24,167,753
Payable for fund shares redeemed	1,478,498
Distributions payable	125,977
Accrued management fee	54,835
Other affiliated payables	83,678
Total liabilities		25,910,741

Net Assets		$ 1,337,833,399
Net Assets consist of:
Paid in capital		$ 1,369,595,762
Undistributed net investment income		369,282
Accumulated undistributed net realized gain (loss) on investments		(26,386,365)
Net unrealized appreciation (depreciation) on investments		(5,745,280)
Net Assets		$ 1,337,833,399

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2015 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($374,176,148 ÷ 29,121,624 shares)	$ 12.85

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($963,657,251 ÷ 74,993,872 shares)	$ 12.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Interest		$ 18,671,930

Expenses
Management fee	$ 333,249
Transfer agent fees	501,862
Independent trustees' compensation	2,648
Miscellaneous	928
Total expenses before reductions	838,687
Expense reductions	(119)	838,568
Net investment income (loss)		17,833,362
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(15,592,750)
Change in net unrealized appreciation (depreciation) on investment securities		(66,963,748)
Net gain (loss)		(82,556,498)
Net increase (decrease) in net assets resulting from operations		$ (64,723,136)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,833,362	$ 15,695,663
Net realized gain (loss)	(15,592,750)	(1,001,382)
Change in net unrealized appreciation (depreciation)	(66,963,748)	46,228,417
Net increase (decrease) in net assets resulting from operations	(64,723,136)	60,922,698
Distributions to shareholders from net investment income	(17,787,908)	(15,404,561)
Share transactions - net increase (decrease)	34,545,460	1,026,007,376
Total increase (decrease) in net assets	(47,965,584)	1,071,525,513

Net Assets
Beginning of period	1,385,798,983	314,273,470
End of period (including undistributed net investment income of $369,282 and undistributed net investment income of $323,828, respectively)	$ 1,337,833,399	$ 1,385,798,983

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 11.66	$ 12.69	$ 12.63	$ 10.28	$ 10.23
Income from Investment Operations
Net investment income (loss) D	.169	.385	.399	.386	.406	.416
Net realized and unrealized gain (loss)	(.770)	1.953	(1.044)	.058	2.427	.155
Total from investment operations	(.601)	2.338	(.645)	.444	2.833	.571
Distributions from net investment income	(.169)	(.378)	(.385)	(.384)	(.404)	(.411)
Distributions from net realized gain	-	-	-	-	(.079)	(.110)
Total distributions	(.169)	(.378)	(.385)	(.384)	(.483)	(.521)
Net asset value, end of period	$ 12.85	$ 13.62	$ 11.66	$ 12.69	$ 12.63	$ 10.28
Total ReturnB, C	(4.42)%	20.37%	(5.06)%	3.47%	27.97%	5.50%
Ratios to Average Net AssetsE
Expenses before reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	2.59%A	2.91%	3.30%	2.94%	3.42%	3.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 374,176	$ 321,709	$ 13,954	$ 89,009	$ 147,936	$ 135,322
Portfolio turnover rate	35%A	35%	51%	60%	52%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 11.66	$ 12.69	$ 12.63	$ 10.28	$ 10.23
Income from Investment Operations
Net investment income (loss) D	.176	.383	.402	.394	.412	.425
Net realized and unrealized gain (loss)	(.770)	1.968	(1.035)	.062	2.433	.157
Total from investment operations	(.594)	2.351	(.633)	.456	2.845	.582
Distributions from net investment income	(.176)	(.391)	(.397)	(.396)	(.416)	(.422)
Distributions from net realized gain	-	-	-	-	(.079)	(.110)
Total distributions	(.176)	(.391)	(.397)	(.396)	(.495)	(.532)
Net asset value, end of period	$ 12.85	$ 13.62	$ 11.66	$ 12.69	$ 12.63	$ 10.28
Total ReturnB, C	(4.38)%	20.48%	(4.96)%	3.57%	28.10%	5.60%
Ratios to Average Net AssetsE
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.69%A	3.01%	3.40%	3.04%	3.52%	3.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 963,657	$ 1,064,090	$ 300,319	$ 350,855	$ 267,224	$ 96,326
Portfolio turnover rate	35%A	35%	51%	60%	52%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

1. Organization.

Spartan® Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund and Spartan Long-Term Treasury Bond Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Spartan Short-Term Treasury Bond Index Fund	$ 908,058,936	$ 3,539,069	$ (929,857)	$ 2,609,212
Spartan Intermediate Treasury Bond Index Fund	1,293,952,510	24,763,464	(5,515,348)	19,248,116
Spartan Long-Term Treasury Bond Index Fund	1,354,803,167	49,639,537	(61,021,822)	(11,382,285)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Spartan Long-Term Treasury Bond Index Fund	$ (7,039,760)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .05% of each Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed an annual rate of .20% and .10% of average net assets for each Investor Class and Fidelity Advantage Class, respectively, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .17% and .12% of average net assets for each Fund's Investor Class and Fidelity Advantage Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, the Investor Class and Fidelity Advantage Class for each fund pay a portion of the transfer agent fees at an annual rate of .15% and .05% of average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Short-Term Treasury Bond Index Fund
Investor Class	$ 27,220
Fidelity Advantage Class	207,031
$ 234,251
Spartan Intermediate Treasury Bond Index Fund
Investor Class	$ 105,855
Fidelity Advantage Class	290,893
$ 396,748
Spartan Long-Term Treasury Bond Index Fund
Investor Class	$ 252,919
Fidelity Advantage Class	248,943
$ 501,862

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end,

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

Spartan Short-Term Treasury Bond Index Fund and Spartan Long-Term Treasury Bond Index Fund had no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan Intermediate Treasury Bond Index Fund	Borrower	$ 5,140,000.35%		$ 200

4. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Short-Term Treasury Bond Index Fund	$ 643
Spartan Intermediate Treasury Bond Index Fund	954
Spartan Long-Term Treasury Bond Index Fund	928

During the period, the Funds did not borrow on this line of credit.

5. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Security Lending - continued

income is presented on each applicable Fund's Statement of Operations as a component of interest income. Security lending activity was as follows:

Total Security Lending Income
Spartan Intermediate Treasury Bond Index Fund	$ 24,362
Spartan Long-Term Treasury Bond Index Fund	619

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Spartan Short-Term Treasury Bond Index Fund	$ 27
Spartan Intermediate Treasury Bond Index Fund	101
Spartan Long-Term Treasury Bond Index Fund	119

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
Spartan Short-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 149,226	$ 213,219
Fidelity Advantage Class	3,813,123	6,276,175
Total	$ 3,962,349	$ 6,489,394
From net realized gain
Investor Class	$ 22,341	$ 89,222
Fidelity Advantage Class	545,339	2,322,360
Total	$ 567,680	$ 2,411,582
Spartan Intermediate Treasury Bond Index Fund
From net investment income
Investor Class	$ 1,328,383	$ 2,396,598
Fidelity Advantage Class	11,512,537	20,732,335
Total	$ 12,840,920	$ 23,128,933
From net realized gain
Investor Class	$ 863,462	$ 319,134
Fidelity Advantage Class	6,440,536	2,774,915
Total	$ 7,303,998	$ 3,094,049

Semiannual Report

7. Distributions to Shareholders - continued

	Six months ended August 31, 2015	Year ended February 28, 2015
Spartan Long-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 4,375,880	$ 2,007,932
Fidelity Advantage Class	13,412,028	13,396,629
Total	$ 17,787,908	$ 15,404,561

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Spartan Short-Term Treasury Bond Index Fund
Investor Class
Shares sold	3,190,984	3,144,261	$ 33,421,481	$ 32,860,654
Reinvestment of distributions	9,705	18,991	101,682	198,483
Shares redeemed	(1,672,364)	(2,729,269)	(17,515,509)	(28,509,238)
Net increase (decrease)	1,528,325	433,983	$ 16,007,654	$ 4,549,899
Fidelity Advantage Class
Shares sold	19,265,561	29,676,315	$ 201,689,364	$ 310,236,776
Reinvestment of distributions	357,248	722,013	3,743,388	7,546,340
Shares redeemed	(14,220,260)	(23,372,304)	(148,837,054)	(244,297,004)
Net increase (decrease)	5,402,549	7,026,024	$ 56,595,698	$ 73,486,112
Spartan Intermediate Treasury Bond Index Fund
Investor Class
Shares sold	10,814,741	10,901,211	$ 118,072,602	$ 119,637,007
Reinvestment of distributions	194,110	241,948	2,142,488	2,644,760
Shares redeemed	(12,559,839)	(7,644,701)	(137,038,060)	(83,616,155)
Net increase (decrease)	(1,550,988)	3,498,458	$ (16,822,970)	$ 38,665,612

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Fidelity Advantage Class
Shares sold	38,600,681	44,039,576	$ 425,398,867	$ 481,254,680
Reinvestment of distributions	1,527,407	2,031,396	16,847,119	22,178,818
Shares redeemed	(26,384,017)	(38,099,842)	(288,298,428)	(416,656,147)
Net increase (decrease)	13,744,071	7,971,130	$ 153,947,558	$ 86,777,351
Spartan Long-Term Treasury Bond Index Fund
Investor Class
Shares sold	30,989,396	30,293,182	$ 390,535,997	$ 406,774,805
Reinvestment of distributions	330,857	143,739	4,314,358	1,920,764
Shares redeemed	(25,818,516)	(8,014,261)	(322,388,458)	(103,442,814)
Net increase (decrease)	5,501,737	22,422,660	$ 72,461,897	$ 305,252,755
Fidelity Advantage Class
Shares sold	43,658,378	75,573,027	$ 556,338,200	$ 1,014,577,424
Reinvestment of distributions	969,794	973,715	12,656,230	12,472,327
Shares redeemed	(47,752,871)	(24,193,479)	(606,910,867)	(306,295,130)
Net increase (decrease)	(3,124,699)	52,353,263	$ (37,916,437)	$ 720,754,621

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, VIP FundsManager 60% Portfolio was the owner of record of approximately 10% of the total outstanding shares of the Spartan Long-Term Treasury Bond Index Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 25% of the total outstanding shares of the Spartan Long-Term Treasury Bond Index Fund.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

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Contents Shareholder Expense Example Investment Changes/Performance (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Proxy Voting Results

Fidelity®

Select Portfolios®

Money Market Portfolio

Semiannual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Investment Changes/Performance	(Click Here)
Investments	(Click Here)
Financial Statements	(Click Here)
Notes to Financial Statements	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Actual	.30%	$ 1,000.00	$ 1,000.10	$ 1.51
HypotheticalA		$ 1,000.00	$ 1,023.63	$ 1.53

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 8/31/15	% of fund's investments 2/28/15	% of fund's investments 8/31/14
1 - 7	33.3	34.9	30.9
8 - 30	32.7	26.1	30.4
31 - 60	10.1	8.4	8.3
61 - 90	12.3	11.7	12.2
91 - 180	11.3	18.0	13.0
> 180	0.3	0.9	5.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	8/31/15	2/28/15	8/31/14
Select Money Market Portfolio	33 Days	40 Days	48 Days
All Taxable Money Market Funds Average*	36 Days	43 Days	45 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	8/31/15	2/28/15	8/31/14
Select Money Market Portfolio	83 Days	83 Days	89 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
Certificates of Deposit 58.7%	Certificates of Deposit 59.9%
Commercial Paper 14.2%	Commercial Paper 12.2%
Variable Rate Demand Notes (VRDNs) 1.3%	Variable Rate Demand Notes (VRDNs) 1.2%
Other Notes 1.7%	Other Notes 1.5%
Treasury Debt 0.0%	Treasury Debt 0.5%
Government Agency Debt 1.3%	Government Agency Debt 2.4%
Other Municipal Debt 0.2%	Other Municipal Debt 0.0%
Other Instruments 5.9%	Other Instruments 5.3%
Repurchase Agreements 16.8%	Repurchase Agreements 15.1%
Net Other Assets (Liabilities) † (0.1)%	Net Other Assets (Liabilities) 1.9%

* Source: iMoneyNet, Inc
† Net Other Assets (Liabilities) not included in the pie chart.
Percentages shown as 0.0% may reflect amounts less than 0.05%.
Current and Historical Seven-Day Yields
	8/31/15	5/31/15	2/28/15	11/30/14	8/31/14
Select Money Market Portfolio	0.04%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the fund.

Semiannual Report

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 58.7%
	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 5.4%
BMO Harris Bank NA
2/16/16	0.38% (c)	$ 21,000,000	$ 21,000,000
State Street Bank & Trust Co.
2/12/16	0.36 (c)	31,000,000	31,000,000
Wells Fargo Bank NA
12/23/15 to 3/2/16	0.32 to 0.35 (c)	150,000,000	150,000,000
			202,000,000
London Branch, Eurodollar, Foreign Banks - 3.1%
ABN AMRO Bank NV
11/12/15	0.35	39,000,000	38,973,114
HSBC Bank PLC
9/17/15	0.29	13,000,000	13,000,000
Mitsubishi UFJ Trust & Banking Corp.
12/1/15 to 12/14/15	0.35	46,000,000	45,978,092
National Australia Bank Ltd.
9/23/15	0.30	10,000,000	10,000,000
Sumitomo Mitsui Trust Bank Ltd.
9/21/15 to 10/19/15	0.31 to 0.34	6,000,000	6,000,000
			113,951,206
New York Branch, Yankee Dollar, Foreign Banks - 50.2%
Bank of Montreal Chicago CD Program
11/12/15 to 5/13/16	0.31 to 0.40 (c)	72,000,000	72,000,000
Bank of Nova Scotia
11/27/15 to 5/19/16	0.31 to 0.36 (c)	167,000,000	167,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
12/17/15	0.36	38,000,000	38,000,000
Canadian Imperial Bank of Commerce
10/5/15 to 5/12/16	0.37 to 0.41 (c)	129,000,000	129,000,000
Credit Agricole CIB
9/1/15	0.30	35,000,000	35,000,000
Credit Industriel et Commercial
9/2/15	0.16	81,000,000	81,000,000
Credit Suisse AG
11/9/15 to 3/2/16	0.39 to 0.44 (c)	77,000,000	77,000,000
KBC Bank NV
9/8/15	0.15	14,000,000	14,000,000
Landesbank Baden-Wuerttemberg New York Branch
9/1/15 to 9/3/15	0.18	187,000,000	186,999,999
Mizuho Corporate Bank Ltd.
9/4/15 to 11/25/15	0.29 to 0.36	114,000,000	114,000,000

	Yield (a)	Principal Amount	Value
Natexis Banques Populaires New York Branch
9/1/15 to 12/17/15	0.14 to 0.38% (c)	$ 186,000,000	$ 186,000,000
Royal Bank of Canada
11/19/15 to 3/23/16	0.29 to 0.36 (c)	111,000,000	111,000,000
Skandinaviska Enskilda Banken
10/15/15 to 1/7/16	0.33 to 0.40	38,000,000	38,000,000
Sumitomo Mitsui Banking Corp.
10/2/15 to 2/16/16	0.31 to 0.40 (c)	187,000,000	187,000,000
Sumitomo Mitsui Trust Bank Ltd.
9/11/15 to 12/28/15	0.29 to 0.40	180,000,000	180,000,000
Swedbank AB
1/6/16	0.40	29,000,000	29,000,000
Toronto-Dominion Bank
12/21/15 to 2/2/16	0.40 to 0.50	49,000,000	48,997,367
Toronto-Dominion Bank New York Branch
2/12/16 to 4/12/16	0.34 to 0.37 (c)	102,000,000	102,000,000
UBS AG
10/30/15 to 3/4/16	0.30 to 0.57 (c)	75,000,000	75,000,000
			1,870,997,366
TOTAL CERTIFICATE OF DEPOSIT (Cost $2,186,948,572)			2,186,948,572
Financial Company Commercial Paper - 9.0%

ABN AMRO Funding U.S.A. LLC
11/2/15 to 11/10/15	0.31 to 0.33	33,000,000	32,979,364
BNP Paribas Fortis
9/1/15	0.14	5,923,000	5,923,000
BNP Paribas New York Branch
9/2/15 to 12/2/15	0.13 to 0.35	60,063,000	60,043,185
Commonwealth Bank of Australia
2/1/16 to 2/10/16	0.36	55,000,000	55,000,000
Credit Agricole CIB
9/4/15 to 12/1/15	0.15 to 0.35	24,000,000	23,987,489
JPMorgan Securities LLC
12/4/15 to 3/7/16	0.39 to 0.42 (c)	92,000,000	92,000,000
Nationwide Building Society
9/4/15 to 11/18/15	0.40 to 0.44	29,000,000	28,992,893
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount	Value
State Street Corp.
12/15/15	0.45%	$16,000,000	$ 15,979,000
Toronto Dominion Holdings (U.S.A.)
2/2/16	0.51	19,000,000	18,958,955
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $333,863,886)			333,863,886
Asset Backed Commercial Paper - 2.2%

Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)

9/2/15	0.15	19,000,000	18,999,921
9/3/15	0.15	1,000,000	999,992
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
9/3/15	0.15	1,000,000	999,992
Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)

10/13/15	0.32	17,000,000	16,993,653
9/10/15	0.35	7,000,000	6,999,388
9/11/15	0.35	7,000,000	6,999,319
9/17/15	0.35	7,000,000	6,998,911
9/18/15	0.35	7,000,000	6,998,843
9/23/15	0.40	7,000,000	6,998,289
9/24/15	0.40	7,000,000	6,998,211
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $79,986,519)			79,986,519
Other Commercial Paper - 3.0%

Danaher Corp.
9/2/15 to 10/19/15	0.19 to 0.35	32,000,000	31,994,226
Nordea Bank AB
11/17/15 to 12/11/15	0.35 to 0.38	73,000,000	72,933,752
Sempra Global
10/9/15	0.50	6,500,000	6,496,569
TOTAL OTHER COMMERCIAL PAPER (Cost $111,424,547)			111,424,547
Other Note - 1.7%

Medium-Term Notes - 1.7%
Dominion Resources, Inc.
10/14/15	0.40 (b)(c)	12,000,000	12,000,000
Svenska Handelsbanken AB
2/12/16 to 2/26/16	0.37 to 0.39 (b)(c)	50,000,000	50,000,000
TOTAL OTHER NOTE (Cost $62,000,000)			62,000,000
Variable Rate Demand Note - 1.3%
	Yield (a)	Principal Amount	Value

Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
9/8/15	0.19% (c)	$ 10,000,000	$ 10,000,000
Florida - 1.1%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
9/8/15	0.19 (c)	40,000,000	40,000,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $50,000,000)			50,000,000
Government Agency Debt - 1.3%

Federal Agencies - 1.3%
Freddie Mac
11/14/16
(Cost $49,990,687)	0.20 (c)	50,000,000	49,990,687
Other Instrument - 5.9%

Time Deposits - 5.9%
Barclays Bank PLC
9/1/15	0.16	107,000,000	107,000,000
Credit Agricole CIB
9/1/15	0.09	98,000,000	98,000,000
Lloyds Bank PLC(TD)
9/1/15	0.10	14,000,000	14,000,000
TOTAL OTHER INSTRUMENT (Cost $219,000,000)			219,000,000
Other Municipal Debt - 0.2%

Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.4% tender 9/3/15, CP mode
(Cost $8,800,000)	8,800,000	8,800,000
Government Agency Repurchase Agreement - 6.9%
	Maturity Amount
In a joint trading account at 0.15% dated 8/31/15 due 9/1/15 (Collateralized by U.S. Government Obligations) #
(Cost $257,249,000)	$257,250,040	257,249,000
Other Repurchase Agreement - 9.9%
	Maturity Amount	Value

Other Repurchase Agreement - 9.9%
Citigroup Global Markets, Inc. at 1%, dated 6/11/15 due 11/5/15 (Collateralized by Corporate Obligations valued at $7,577,220, 1.08% - 5.53%, 1/8/39 - 3/10/39)	$ 7,028,583	$ 7,000,000
Credit Suisse Securities (U.S.A.) LLC at:
0.83%, dated:
4/6/15 due 9/8/15 (Collateralized by U.S. Government Obligations valued at $6,200,946, 5.8% - 5.9%, 11/25/41 - 9/25/44)	6,021,442	6,000,000
4/21/15 due 9/18/15 (Collateralized by U.S. Government Obligations valued at $4,132,734, 5.95%, 9/25/40)	4,013,833	4,000,000
6/8/15 due 11/5/15 (Collateralized by U.S. Government Obligations valued at $26,831,921, 4.55% - 6.75%, 8/15/35 - 3/15/44)	26,089,917	26,000,000
0.85%, dated 6/29/15 due 10/28/15 (Collateralized by U.S. Government Obligations valued at $10,316,047, 5.95% - 11.39%, 5/25/40 - 11/25/42)	10,028,569	10,000,000
ING Financial Markets LLC at 0.3%, dated 8/31/15 due 9/1/15 (Collateralized by Corporate Obligations valued at $63,724,499, 4.25% - 11%, 10/30/18 - 5/1/31)	59,000,492	59,000,000
J.P. Morgan Clearing Corp. at:
0.35%, dated 8/10/15 due 9/8/15 (Collateralized by Equity Securities valued at $19,569,404)	18,005,250	18,000,000
0.78%, dated:
5/19/15 due 11/3/15 (Collateralized by Corporate Obligations valued at $14,162,580, 0.25% - 4.75%, 3/15/17 - 8/15/44)	13,047,320	13,000,000
8/11/15 due 11/5/15 (Collateralized by Corporate Obligations valued at $3,263,323, 1.63% - 3.75%, 8/1/16 - 10/15/19)	3,005,590	3,000,000

	Maturity Amount	Value
J.P. Morgan Securities, LLC at:
0.26%, dated 8/26/15 due 9/2/15 (Collateralized by U.S. Government Obligations valued at $14,420,703, 5.8% - 6.3%, 5/25/34 - 7/25/42)	$ 14,000,708	$ 14,000,000
0.78%, dated:
8/7/15 due 11/4/15 (Collateralized by Mortgage Loan Obligations valued at $24,856,133, 5.4%, 12/11/49)	23,044,352	23,000,000
8/11/15 due 11/5/15 (Collateralized by Corporate Obligations valued at $17,399,228, 1.63% - 10%, 12/15/16 - 9/30/43)	16,029,813	16,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.29%, dated 8/27/15 due 9/3/15 (Collateralized by U.S. Government Obligations valued at $18,540,747, 1.83% - 3.5%, 1/15/32 - 4/25/45)	18,001,015	18,000,000
0.86%, dated 7/9/15 due 10/7/15 (Collateralized by Equity Securities valued at $24,872,150)	23,049,450	23,000,000
0.89%, dated 8/24/15 due 11/5/15 (Collateralized by Equity Securities valued at $7,561,600)	7,012,633	7,000,000
0.96%, dated:
6/30/15 due 10/30/15 (Collateralized by Commercial Paper valued at $19,983,517, 9/1/15 - 9/9/15)	19,061,813	19,000,000
7/29/15 due 11/5/15 (Collateralized by Corporate Obligations valued at $9,728,813, 0.81%, 10/2/39)	9,023,760	9,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.26%, dated:
7/29/15 due 9/3/15 (Collateralized by Equity Securities valued at $3,240,802)	3,000,780	3,000,000
8/13/15 due 9/8/15 (Collateralized by Equity Securities valued at $6,480,892)	6,001,213	6,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.26%, dated:
8/21/15 due 9/8/15 (Collateralized by Equity Securities valued at $3,240,249)	$ 3,000,607	$ 3,000,000
8/28/15 due 9/8/15 (Collateralized by Equity Securities valued at $3,179,398)	3,000,455	3,000,000
0.31%, dated 8/17/15 due 9/8/15 (Collateralized by Municipal Bond Obligations valued at $1,050,136, 1.5% - 10.35%, 5/11/17 - 4/1/39)	1,000,267	1,000,000
0.93%, dated 8/11/15 due 10/14/15 (Collateralized by Corporate Obligations valued at $4,322,344, 0% - 8%, 6/1/18 - 12/15/21)	4,006,613	4,000,000
Mizuho Securities U.S.A., Inc. at:
0.32%, dated:
8/18/15 due 9/1/15 (Collateralized by Equity Securities valued at $3,240,521)	3,000,373	3,000,000
8/19/15 due 9/2/15 (Collateralized by Equity Securities valued at $3,240,405)	3,000,373	3,000,000
8/20/15 due 9/3/15 (Collateralized by Equity Securities valued at $4,320,199)	4,000,498	4,000,000
8/25/15 due 9/8/15 (Collateralized by Equity Securities valued at $3,240,210)	3,000,373	3,000,000
8/27/15 due 9/8/15 (Collateralized by Equity Securities valued at $4,320,472)	4,000,498	4,000,000
0.52%, dated 8/26/15 due 9/8/15 (Collateralized by Corporate Obligations valued at $1,050,092, 5.22%, 1/25/42)	1,000,202	1,000,000
0.91%, dated:
6/1/15 due 9/1/15 (Collateralized by Corporate Obligations valued at $2,165,024, 0.45% - 0.46%, 6/25/36 - 7/25/37)	2,004,651	2,000,000

	Maturity Amount	Value
7/14/15 due 10/13/15 (Collateralized by Corporate Obligations valued at $3,244,013, 1.95%, 10/25/37)	$ 3,006,901	$ 3,000,000
7/20/15 due 10/19/15 (Collateralized by Corporate Obligations valued at $1,081,174, 0.39% - 0.46%, 4/25/37 - 7/25/37)	1,002,300	1,000,000
8/3/15 due 11/3/15 (Collateralized by Corporate Obligations valued at $3,242,375, 0.45%, 6/25/36)	3,006,977	3,000,000
1.03%, dated 5/5/15 due 9/2/15 (Collateralized by Corporate Obligations valued at $3,251,031, 0.45% - 1.95%, 6/25/36 - 10/25/37)	3,010,300	3,000,000
RBC Capital Markets Co. at:
0.26%, dated 8/24/15 due 9/8/15 (Collateralized by U.S. Government Obligations valued at $4,114,572, 0% - 11.49%, 10/25/25 - 6/25/45)	4,000,722	4,000,000
0.31%, dated 6/23/15 due 9/8/15 (Collateralized by U.S. Government Obligations valued at $5,144,215, 0% - 7.36%, 10/25/25 - 6/25/45)	5,003,961	5,000,000
0.38%, dated 7/20/15 due 9/8/15 (Collateralized by Equity Securities valued at $4,321,989)	4,003,716	4,000,000
0.4%, dated:
8/10/15 due 9/8/15:
(Collateralized by Corporate Obligations valued at $1,080,264, 4.91% - 12.5%, 4/15/19 - 4/1/45)	1,000,344	1,000,000
(Collateralized by Municipal Bond Obligations valued at $3,159,237, 0% - 7.6%, 3/15/19 - 8/1/46)	3,002,900	3,000,000
8/25/15 due 9/8/15 (Collateralized by Mortgage Loan Obligations valued at $1,079,207, 0.31% - 6%, 11/15/26 - 12/10/49)	1,000,156	1,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
RBC Capital Markets Co. at:
0.42%, dated 8/10/15 due 9/8/15 (Collateralized by Mortgage Loan Obligations valued at $4,318,659, 0% - 6.15%, 11/15/26 - 12/10/49)	$ 4,001,447	$ 4,000,000
0.93%, dated 8/13/15 due 11/5/15 (Collateralized by Mortgage Loan Obligations valued at $4,304,805, 0% - 6.5%, 11/15/26 - 2/15/51)	4,008,680	4,000,000
SG Americas Securities, LLC at:
0.39%, dated 8/27/15 due 9/3/15 (Collateralized by Equity Securities valued at $7,560,410)	7,000,531	7,000,000
0.42%, dated 8/31/15 due 9/4/15 (Collateralized by Corporate Obligations valued at $3,239,719, 1.8% - 10.75%, 5/1/16 - 6/15/58)	3,000,140	3,000,000
0.49%, dated:
8/25/15 due 9/1/15 (Collateralized by Corporate Obligations valued at $2,130,552, 1.4% - 10.75%, 3/21/18 - 6/15/58)	2,000,191	2,000,000
8/26/15 due 9/2/15 (Collateralized by Corporate Obligations valued at $3,231,202, 1.4% - 10.75%, 5/1/16 - 6/15/58)	3,000,286	3,000,000
8/27/15 due 9/3/15 (Collateralized by Corporate Obligations valued at $3,233,430, 1.8% - 10.75%, 5/1/16 - 6/15/58)	3,000,286	3,000,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $369,000,000)		369,000,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $3,728,263,211)		3,728,263,211
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(5,101,628)
NET ASSETS - 100%		$ 3,723,161,583
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,000,000 or 1.7% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$257,249,000 due 9/01/15 at 0.15%
BNP Paribas Securities Corp.	$ 13,365,525
BNY Mellon Capital Markets LLC	6,452,038
Bank of America NA	128,653,630
J.P. Morgan Securities, Inc.	9,642,248
Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,098,097
Mizuho Securities USA, Inc.	72,585,424
Wells Fargo Securities LLC	6,452,038
$ 257,249,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $626,249,000) - See accompanying schedule: Unaffiliated issuers (cost $3,728,263,211)		$ 3,728,263,211
Cash		844
Receivable for investments sold		30,001,530
Receivable for fund shares sold		4,829,589
Interest receivable		1,008,340
Prepaid expenses		12,649
Receivable from investment adviser for expense reductions		3,685
Total assets		3,764,119,848

Liabilities
Payable for investments purchased	$ 28,000,000
Payable for fund shares redeemed	11,947,916
Distributions payable	4,455
Accrued management fee	518,069
Other affiliated payables	426,600
Other payables and accrued expenses	61,225
Total liabilities		40,958,265

Net Assets		$ 3,723,161,583
Net Assets consist of:
Paid in capital		$ 3,722,958,308
Undistributed net investment income		118
Accumulated undistributed net realized gain (loss) on investments		203,157
Net Assets, for 3,721,448,007 shares outstanding		$ 3,723,161,583
Net Asset Value, offering price and redemption price per share ($3,723,161,583 ÷ 3,721,448,007 shares)		$ 1.00

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Interest		$ 5,972,794

Expenses
Management fee	$ 3,207,830
Transfer agent fees	2,447,042
Accounting fees and expenses	169,982
Custodian fees and expenses	34,101
Independent trustees' compensation	7,910
Registration fees	57,687
Audit	34,062
Legal	2,700
Miscellaneous	1,119,370
Total expenses before reductions	7,080,684
Expense reductions	(1,350,390)	5,730,294
Net investment income (loss)		242,500
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		48,603
Net increase in net assets resulting from operations		$ 291,103

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 242,500	$ 435,122
Net realized gain (loss)	48,603	178,874
Net increase in net assets resulting from operations	291,103	613,996
Distributions to shareholders from net investment income	(242,382)	(433,816)
Distributions to shareholders from net realized gain	-	(366,992)
Total distributions	(242,382)	(800,808)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	651,364,006	1,390,392,695
Reinvestment of distributions	228,624	754,536
Cost of shares redeemed	(944,599,444)	(2,046,125,856)
Net increase (decrease) in net assets and shares resulting from share transactions	(293,006,814)	(654,978,625)
Total increase (decrease) in net assets	(292,958,093)	(655,165,437)

Net Assets
Beginning of period	4,016,119,676	4,671,285,113
End of period (including undistributed net investment income of $118 and $0 respectively.)	$ 3,723,161,583	$ 4,016,119,676

Financial Highlights - Money Market Portfolio

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 E	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.001	.001	.001
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	.001	.001	.001
Distributions from net investment income	- F	- F	- F	(.001)	(.001)	(.001)
Distributions from net realized gain	-	- F	-	-	-	-F
Total distributions	- F	- F	- F	(.001)	(.001)	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.01%	.02%	.01%	.07%	.07%	.12%
Ratios to Average Net AssetsD
Expenses before reductions	.37%A	.30%	.30%	.30%	.30%	.31%
Expenses net of fee waivers, if any	.30%A	.25%	.26%	.30%	.30%	.31%
Expenses net of all reductions	.30%A	.25%	.26%	.30%	.30%	.31%
Net investment income (loss)	.01%A	.01%	.01%	.07%	.07%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,723,162	$ 4,016,120	$ 4,671,285	$ 5,623,723	$ 5,926,575	$ 7,455,092

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E For the year ended February 29.

F Amount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

1. Organization.

Money Market Portfolio (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred an excise tax liability on undistributed net investment income which is included in Miscellaneous expense on the Statement of Operations. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities	$ -

Tax cost	$ 3,728,263,211

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Repurchase Agreements - continued

also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Fund's financial statements and related disclosures.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $1,083,438 or an annualized rate of .06% of the Fund's average net assets. For the reporting period, the Fund's total annualized management fee rate was .17% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Lender	$ 9,150,000.38%

Semiannual Report

4. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $1,338,003.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $102.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $12,285.

5. Proposed Reorganization.

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Money Market Fund. Pursuant to the Agreement, Fidelity Money Market Fund will acquire all the assets and assume all the liabilities of the Fund. The reorganization will be accomplished by an exchange of Premium shares of Fidelity Money Market Fund for shares of the Fund at a net asset value of $1.00 on the date the reorganization is effective. The reorganization provides shareholders of the Fund access to a larger portfolio with a similar investment objective.

The Fund's shareholders approved the reorganization that is expected to become effective on or about November 6, 2015. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
PROPOSAL 2

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Money Market Portfolio to Fidelity Money Market Fund in exchange solely for shares of beneficial interest of Fidelity Money Market Fund and the assumption by Fidelity Money Market Fund of Money Market Portfolio's liabilities, in complete liquidation of Money Market Portfolio.B

	# of Votes	% of Votes
Affirmative	1,754,848,166.93	83.176
Against	176,279,868.92	8.355
Abstain	141,620,765.22	6.712
Broker Non-Votes	37,073,085.55	1.757
TOTAL	2,109,821,886.62	100.000
A Denotes trust-wide proposal and voting results. B The special meeting of shareholders of Money Market Portfolio reconvened on June 8, 2015 with respect to this proposal.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

Corporate Headquarters

245 Summer Street
Boston, MA 02210
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELMM-SANN-1015
1.813618.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 23, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 23, 2015